Cost Method Investment - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2016
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Equity method investment, ownership percentage		20.00%
Cost method investments, original cost				$ 76,520	$ 216,232
Cost method investment			$ 1,631,892	$ 1,714,058	$ 1,542,454
CFO Securities Consulting
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Cost method investments, fair value disclosure		$ 477,393
Equity method investment, ownership percentage		90.00%
Percentage of noncontrolling investment		10.00%
Shanghai Meining Computer Software Co., Ltd
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Cost method investments, fair value disclosure						$ 807,265
Equity method investment, ownership percentage						90.00%
Percentage of noncontrolling investment						10.00%
Ocean Butterflies Holdings
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Proceeds from collection of consideration receivable	$ 2,168,868
Cost method investments, realized gains from sale		$ 4,648,302